Shareholders' Equity (Details) - Schedule of employee and director stock option activity and related information - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of employee and director stock option activity and related information [Line Items]
Number of options Outstanding - beginning of year	170,500	246,874	320,875
Weighted-average exercise price Outstanding - beginning of year	$ 2.3	$ 2.26	$ 2.59
Number of options Granted	175,000	45,000	95,000
Weighted-average exercise price Granted	$ 3.36	$ 2.55	$ 2.13
Number of options Exercised	(52,167)	(84,618)	(125,195)
Weighted-average exercise price Exercised	$ 2.29	$ 2.29	$ 2.52
Number of options Forfeited	(17,500)	(36,756)	(43,806)
Weighted-average exercise price Forfeited	$ 2.44	$ 2.38	$ 3.65
Number of options Outstanding - year end	275,833	170,500	246,874
Weighted-average exercise price Outstanding - year end	$ 2.4	$ 2.3	$ 2.26
Number of options Vested and expected to vest	83,334	95,834	148,498
Weighted-average exercise price Vested and expected to vest	$ 2.22	$ 2.23	$ 2.41
Number of options Exercisable at year end	51,667	48,834	79,372
Weighted-average exercise price Exercisable at year end	$ 2.26	$ 2.26	$ 2.38